Equity - Capital reserve (Details) - BRL (R$) R$ in Millions		12 Months Ended
	Apr. 10, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital
Foreign exchange loss		R$ (57.9)	R$ (179.7)	R$ 184.3
Capital Reserve
Disclosure of classes of share capital
Recognized compensation expense		29.9	9.9
Amount in excess of par value of the shares issued		10.2
Capital Reserve | Key management personnel
Disclosure of classes of share capital
Recognized compensation expense		R$ 5.6
Number of shares issued but not fully paid		781,225
Capital Reserve | IPO
Disclosure of classes of share capital
Amount in excess of par value of the shares issued	R$ 646.5
Foreign exchange loss	R$ 15.0
Capital Reserve | HNA
Disclosure of classes of share capital
Amount in excess of par value of the shares issued			R$ 487.9